Disclosure of Detailed Information About Recognized Deferred Tax Assets and Liabilities (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax assets, Net operating losses	$ 1,664,801	$ 1,340,296
Deferred tax liabilities, intangible assets	(1,391,070)	(919,340)
Deferred tax liabilities, Convertible Debt		(88,192)
Net deferred tax asset
Canada [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, other		(14,052)
United State [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, other	$ (273,731)	$ (318,712)